Label		Element	Value
Risk/Return:		rr_RiskReturnAbstract
Registrant Name		dei_EntityRegistrantName	LEGG MASON PARTNERS VARIABLE EQUITY TRUST
Prospectus Date		rr_ProspectusDate	May 01, 2015
Supplement [Text Block]	lmpvet_SupplementTextBlock	LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED AUGUST 7, 2015

TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO,

CLASS I

DATED MAY 1, 2015

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” in order to disclose a lower expense limitation for Class I shares of the fund, which took effect as of August 3, 2015.

Shareholder fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	N/A
Maximum deferred sales charge (load)	N/A

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.75
Distribution and/or service (12b-1) fees	None
Other expenses	0.10
Total annual fund operating expenses	0.85
Fees waived and/or expenses reimbursed[1]	(0.05)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.80

[1]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses will not exceed 0.80% for Class I shares, subject to recapture as described below. This arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in Class I shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class I (with or without redemption at end of period)	82	266	466	1,043

ClearBridge Variable Large Cap Growth Portfolio
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]	lmpvet_SupplementTextBlock	LEGG MASON PARTNERS VARIABLE EQUITY TRUST

SUPPLEMENT DATED AUGUST 7, 2015

TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF

CLEARBRIDGE VARIABLE LARGE CAP GROWTH PORTFOLIO,

CLASS I

DATED MAY 1, 2015

The following replaces the fee table and footnotes and expense example in the section of the fund’s Summary Prospectus and Prospectus titled “Fees and expenses of the fund” in order to disclose a lower expense limitation for Class I shares of the fund, which took effect as of August 3, 2015.

Shareholder fees
(fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases	N/A
Maximum deferred sales charge (load)	N/A

Annual fund operating expenses (%)
(expenses that you pay each year as a percentage of the value of your investment)
Management fees	0.75
Distribution and/or service (12b-1) fees	None
Other expenses	0.10
Total annual fund operating expenses	0.85
Fees waived and/or expenses reimbursed[1]	(0.05)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses	0.80

[1]
The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses will not exceed 0.80% for Class I shares, subject to recapture as described below. This arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees’ consent. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class’ total annual operating expenses have fallen to a level below the limit described above.

Example

This example is intended to help you compare the cost of investing in Class I shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:

•	You invest $10,000 in the fund for the time periods indicated

•	Your investment has a 5% return each year and the fund’s operating expenses remain the same

•	You reinvest all distributions and dividends without a sales charge

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Number of years you own your shares ($)
	1 year	3 years	5 years	10 years
Class I (with or without redemption at end of period)	82	266	466	1,043

Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	Annual fund operating expenses (%) (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	December 31, 2016
Expense Example [Heading]		rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in Class I shares of the fund with the cost of investing in other mutual funds. The example does not include expenses incurred from investing through a separate account or qualified plan. If the example included these expenses, the figures shown would be higher. The example assumes:
  You invest $10,000 in the fund for the time periods indicated
  Your investment has a 5% return each year and the fund’s operating expenses remain the same
  You reinvest all distributions and dividends without a sales charge
			Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example by, Year, Caption [Text]		rr_ExpenseExampleByYearCaption	Number of years you own your shares ($)
Expense Example, No Redemption, By Year, Caption [Text]		rr_ExpenseExampleNoRedemptionByYearCaption	Number of years you own your shares ($)
ClearBridge Variable Large Cap Growth Portfolio | Class I
Risk/Return:		rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases	[1]	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	[1]	rr_MaximumDeferredSalesChargeOverOther
Management fees		rr_ManagementFeesOverAssets	0.75%
Distribution and/or service (12b-1) fees		rr_DistributionAndService12b1FeesOverAssets	none
Other expenses		rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses		rr_ExpensesOverAssets	0.85%
Fees waived and/or expenses reimbursed	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.05%)
Total annual fund operating expenses after waiving fees and/or reimbursing expenses		rr_NetExpensesOverAssets	0.80%
1 year		rr_ExpenseExampleYear01	$ 82
3 years		rr_ExpenseExampleYear03	266
5 years		rr_ExpenseExampleYear05	466
10 years		rr_ExpenseExampleYear10	1,043
1 year		rr_ExpenseExampleNoRedemptionYear01	82
3 years		rr_ExpenseExampleNoRedemptionYear03	266
5 years		rr_ExpenseExampleNoRedemptionYear05	466
10 years		rr_ExpenseExampleNoRedemptionYear10	$ 1,043

[1]	N/A
[2]	The manager has agreed to waive fees and/or reimburse operating expenses (other than interest, brokerage, taxes, extraordinary expenses and acquired fund fees and expenses) so that total annual operating expenses will not exceed 0.80% for Class I shares, subject to recapture as described below. This arrangement cannot be terminated prior to December 31, 2016 without the Board of Trustees' consent. The manager is permitted to recapture amounts waived and/or reimbursed to the class during the same fiscal year if the class' total annual operating expenses have fallen to a level below the limit described above.